Payments, Details - 12 months ended Feb. 29, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 5,706	Fees	PERU	Government of Peru	Falchani
#: 2
	572,723	Fees	PERU	Government of Peru	Falchani
#: 3
	$ 138,773	Fees	UNITED STATES	Government of the UnitedStates	Tonopah Lithium